Note Payable to Shareholder and Advance from Shareholder	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Note Payable to Shareholder and Advance from Shareholder Disclosure [Text Block]
Note 12. Note Payable to Shareholder

From September 5, 2013 to November 7, 2013 A. Lorne Weil loaned the Company $150 of which $70 was paid at closing of the merger and $80 remained unpaid as of March 31, 2014 and December 31, 2013.

Note 10. Note Payable to Shareholder and Advance from Shareholder

The Company issued a $100 principal amount unsecured promissory note to A. Lorne Weil, one of the Company’s Initial Stockholders and its Non-Executive Chairman of the Board, on November 8, 2011. The note was non-interest bearing and was payable on the earlier of (i) November 8, 2012, (ii) the consummation of the Offering or (iii) the date on which the Company determined not to proceed with the Offering. The parties to the notes informally agreed to extend their payable date past the Offering. The note was repaid in full on May 25, 2012.

In addition, on March 15, 2012, the stockholder paid expenses on behalf of the Company in the amount of $71 for various NASDAQ fees. The liability was repaid in full on August 24, 2012.

On May 20, 2013, the A. Lorne Weil 2006 Irrevocable Trust-Family Investment Trust (the “Trust”), a trust of which the Chairman of the Board of the Company, his spouse and his descendants are among the beneficiaries, loaned the Company $100. This note was converted into 200,000 warrants upon consummation of the Merger. The terms of the warrants were identical to the warrants issued by the Company in its initial public offering except that such warrants will not be redeemable by the Company so long as they are still held by the Trust or its permitted transferees.

From September 5 to November 7, 2013 A. Lorne Weil loaned the Company $150 of which $70 was paid at closing of the Merger and $80 remained unpaid as of December 31, 2013.